Warrant Derivative - Reconciliation of Change in Fair Value of Warrant Derivative (Details) - CAD ($) $ in Thousands			12 Months Ended
	Sep. 07, 2023	Aug. 08, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Warrants Outstanding
Balance at beginning of period (in shares)			7,731,085	64,035
Balance at end of period (in shares)	1,000,050	6,667,000	7,667,050	7,731,085	64,035
Fair Value of Warrant Derivative
Balance at beginning of period			$ 200	$ 79
Issued pursuant to public offering	$ 17,724	$ 17,724			$ 13,338
Discount on warrants issued				(1,822)
Change in fair value			1,242	5,285	(20)
Foreign exchange impact			65	(6)
Balance at end of period			$ (980)	$ 200	$ 79
Warrants
Number of Warrants Outstanding
Issued pursuant to public offering (in shares)				7,667,050
Exercised (in shares)			(52,456)	0	0
Expired (in shares)			(11,579)
Fair Value of Warrant Derivative
Issued pursuant to public offering				$ 7,360
Discount on warrants issued				(1,822)
Exercised			$ (6)
Expired			(1)
Amortization of discount on warrants issued			365	146
Change in fair value			(1,605)	(5,431)
Foreign exchange impact			$ 67	$ (132)